FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2014
FEDERAL HOME LOAN BANK ADVANCES
FEDERAL HOME LOAN BANK ADVANCES

NOTE 6 - FHLB ADVANCES

At December 31, 2014 and 2013, maturities and weighted-average rate of FHLB advances by year of maturity were as follows:

	2014		2013
Maturity	Balance	Rate	Balance	Rate

2014	$—	—%	5,000	1.90%
2015	7,000	2.24	7,000	2.24
2016	5,000	2.55	5,000	2.55

	$12,000	2.37%	$17,000	2.23%

The advances are fixed rate, payable upon maturity date, and also subject to a prepayment penalty equivalent to the unpaid interest cash flows at rates effective at the time of the prepayment.  The advances were collateralized by $66,402 and $68,469 of first mortgage loans under a blanket lien arrangement at December 31, 2014 and December 31, 2013. Based on this collateral and the Company’s holdings of FHLB stock, the Company is eligible to borrow an additional $54,402 at December 31, 2014.